Consolidated Statements of Operations (Parenthetical) (USD $)	12 Months Ended		93 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Income Statement [Abstract]
Stock based compensation relating to project development expense	$ 0	$ 0	$ 4,468,490
Stock based compensation relating to general and administrative expense	$ 12,215	$ 160,874	$ 6,484,759